Other Liabilities and Accrued Expenses (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities and Accrued Expenses
Accrued advertising costs	$ 6.3	$ 7.9	$ 4.6
Ceded premium payable	17.9	3.9	2.3
Accrued professional fees	2.6	2.8	1.4
Premium taxes payable	2.3	2.6	1.2
Employee compensation payable	2.2	1.0	0.2
Income tax payable	0.2	0.5	0.0
Indirect taxes payable	0.3	0.4	0.0
Other payables	1.4	0.6	0.1
Total other liabilities and accrued expense	$ 54.1	$ 19.7	$ 9.8